Nature of Business and Organization (Details) - Schedule of accompanying consolidated financial statements	12 Months Ended
Dec. 31, 2021
Orient Plus International Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A British Virgin Islands (“BVI”) company
Ownership	100% owned by Ebang International
Orient Plus International Limited One [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on June 6, 2018
Orient Plus International Limited Two [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A holding company
Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. or HK Bite [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A Hong Kong company
Ownership	100% owned by Orient Plus
Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. or HK Bite [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on February 12, 2016
Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. or HK Bite [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A Trading company
Power Ebang Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A British Virgin Islands company
Ownership	100% owned by Ebang International
Power Ebang Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on February 26, 2018
Power Ebang Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A holding company
Hong Kong Ebang Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A Hong Kong company
Ownership	100% owned by Power Ebang
Hong Kong Ebang Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on February 12, 2018
Hong Kong Ebang Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A holding company
Leader Forever Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A British Virgin Islands company
Ownership	100% owned by Ebang International
Leader Forever Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on January 7, 2019
Leader Forever Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A holding company
Hong Kong Ebang Information Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A Hong Kong company
Ownership	100% owned by Leader Forever
Hong Kong Ebang Information Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on April 1, 2019
Hong Kong Ebang Information Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A Trading company
Hangzhou Ebang Hongfa Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)
Ownership	100% owned by HK Ebang Technology
Hangzhou Ebang Hongfa Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on February 11, 2018
Hangzhou Ebang Hongfa Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A holding company
Hangzhou Ebang Hongling Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Ebang Hongfa
Hangzhou Ebang Hongling Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on July 3, 2019
Wuhai Ebang Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Ebang Hongling
Wuhai Ebang Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on September 18, 2017
Zhejiang Ebang Communication Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	99.99% owned by Ebang Hongfa
Zhejiang Ebang Communication Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on January 21, 2010
Zhejiang Ebang Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Zhejiang Ebang
Zhejiang Ebang Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on August 11, 2010
Yunnan Ebang Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Zhejiang Ebang
Yunnan Ebang Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on June 28, 2016
Hangzhou Ebang Jusheng Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Ebang Hongfa
Hangzhou Ebang Jusheng Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on January 3, 2018
Hangzhou Dewang Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	51.05% owned by Ebang Hongfa
Hangzhou Dewang Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on December 31, 2015
Hangzhou Ebang Botong Technology Co, Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	80% owned by Zhejiang Ebang; 20% owned by Ebang Hongfa
Hangzhou Ebang Botong Technology Co, Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on November 30, 2021
Ebonex International Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A British Virgin Islands (“BVI”) company
Ownership	100% owned by Ebang International
Ebonex International Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on August 18, 2020
Australia Ebon Pty Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	An Australia company
Ownership	100% owned by Ebonex
Australia Ebon Pty Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on October 13, 2020
Ownership	International Limited
Australia Ebon Pty Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A holding company
Ebon Management Australia Pty Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	An Australia company
Ownership	100% owned by Australia
Ebon Management Australia Pty Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on May 18, 2021
Ownership	Ebon Pty Ltd